SHAREHOLDERS EQUITY (Details Narrative) - USD ($)		1 Months Ended				6 Months Ended
	May 12, 2020	Apr. 18, 2022	Feb. 20, 2022	Apr. 19, 2021	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Ordinary shares authorized						50,000,000		50,000,000
Ordinary shares par value						$ 0.001		$ 0.001
Registration Statement, description					Form F-1 to register 6,000,000 ordinary shares of the Company in an effort to offer these shares to potential investors and raise funds as working capital and potential future acquisitions
Ordinary sharers issued		6,000,000				31,598,333		31,598,333
Proceeds from issuance of offering, gross		$ 9,000,000.0
Ordinary sharers outstanding						31,598,333		31,598,333
Price per share		$ 1.50
Statutory reserve						$ 800,000		$ 1,000,000.0
Total restricted net assets						7,800,000		$ 7,600,000
Proceeds from issuance of shares, net						$ 0	$ 11,989,949
Common Stocks
Proceeds from issuance of offering, gross				$ 29,000,000.0
Price per share				$ 5.0
Subscription Agreement [Member]
Ordinary shares par value			$ 0.001
Ordinary sharers issued			2,000,000
Price per share			$ 1.50
Purchase price			$ 3,000,000.0
Proceeds from issuance of offering, net			$ 3,000,000.0
Initial Public Offering [Member]
Ordinary shares par value	$ 6.00			$ 0.001
Ordinary sharers issued	1,333,333			6,000,000
Proceeds from issuance of shares, net	$ 5,400,000
Proceeds from issuance of shares, gross	$ 8,000,000